10. COMMON STOCK (Details 3) - $ / shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Notes to Financial Statements
Risk-free interest rate	0.80%	0.00%
Expected life of options (years)	4 years 7 months 6 days
Annualized volatility	71.00%	0.00%
Dividend rate	0.00%	0.00%
Fair value per option	$ 0.15	$ 0.00